Effective tax rate	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Effective tax rate	Effective tax rate
2026 to 2025 three months comparison
Income tax expense in the quarter was € 966 million (second quarter of 2025: € 840 million). The effective tax rate in the quarter was 29% compared to 28% in the second quarter of 2025.
2026 to 2025 six months comparison
Income tax expense in the first six months of 2026 was € 1.6 billion (first six months of 2025: € 1.6 billion). The effective tax rate was 29% in the first six months of 2026, unchanged from the prior-year period.